AUDITOR'S REMUNERATION	12 Months Ended
Dec. 31, 2023
AUDITOR'S REMUNERATION
AUDITOR'S REMUNERATION	9.AUDITOR’S REMUNERATION

	2023	2022	2021
	$’000	$’000	$’000
In relation to statutory audit services	341	383	318
Total auditor’s remuneration	341	383	318